Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leatherback Long/Short Alternative Yield ETF [Member]
Shareholder Report [Line Items]
Fund Name	Leatherback Long/Short Alternative Yield ETF
Class Name	Leatherback Long/Short Alternative Yield ETF
Trading Symbol	LBAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leatherback Long/Short Alternative Yield ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by contacting us at (833) 417-0090 or by writing to the Leatherback Long/Short Alternative Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.leatherbackam.com/etfs. You can also request this information by contacting us at (833) 417-0090 or by writing to the Leatherback Long/Short Alternative Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 417-0090
Additional Information Website	www.leatherbackam.com/etfs
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leatherback Long/Short Alternative Yield ETF	$117	1.20%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund declined -4.54% for the ﬁscal year ended August 31, 2025, vs 5.94% for the Wilshire Liquid Alternative Equity Hedge Index Total Return and 15.88% for the S&P 500 Total Return Index, the Fund's broad-based benchmark. The Fund invests in securities both long and short and maintains a high active share relative to its benchmark indexes leading to material performance differences from its benchmarks. The investment objective of the Fund is to deliver both capital appreciation and income generation. During the reporting period, equity markets were positive, and leadership was very narrow as information technology names, mostly tied to the artificial intelligence theme, far outperformed the overall market. The Fund underperformed on relative to the benchmark indexes because the Fund had no long exposure to the mega cap technology leaders.

What factors influenced performance?

During the period, long positions in gold miners and financials contributed positively to performance. During the period, the shorting environment was diﬃcult with many securities appreciating based on momentum characteristics. The Fund's short allocation detracted from performance during the period. Additionally, growth securities tied to the artificial intelligence ("AI") theme far outperformed the overall market. Per our mandate, which is focused on long positions exhibiting shareholder yield characteristics, we maintained minimal exposure to AI as most AI companies have low to no shareholder yield.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (11/16/2020)
Leatherback Long/Short Alternative Yield ETF	-4.54%	8.83%
S&P 500® Total Return Index	15.88%	14.51%
Wilshire Liquid Alternative Equity Hedge Total Return Index	5.94%	7.38%

Performance Inception Date	Nov. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.leatherbackam.com/etfs for more recent performance information.
Net Assets	$ 26,932
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 328,851
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$26,932
Number of Holdings	63
Total Advisory Fee	$328,851
Portfolio Turnover Rate	67%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2025) Allocation of Portfolio Holdings (% of total investments) Allocation of Securities Sold Short (% of total securities sold short)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Newmont Corp.	6.9
Vail Resorts, Inc.	4.8
AGNC Investment Corp.	4.6
EPR Properties	4.5
Old Republic International Corp.	4.3
Altria Group, Inc.	4.2
Amrize Ltd.	4.2
Bunge Global SA	4.0
Lamb Weston Holdings, Inc.	4.0
3M Co.	3.9

Material Fund Change [Text Block]	This report describes changes to the Fund that occurred during the reporting period.